Note 8 - Intangible Assets (Details) - Risk Characteristics of Loans Being Serviced $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Original Term 30 Year Fixed Rate [Member]
Original term:
Loan principal balance (in Dollars)	$ 218,688
Weighted average interest rate	4.21%
Weighted average remaining term	301 months
Number of loans	1,854
Original Term 15 Year Fixed Rate [Member]
Original term:
Loan principal balance (in Dollars)	$ 107,493
Weighted average interest rate	3.23%
Weighted average remaining term	139 months
Number of loans	1,192
Adjustable Rate [Member]
Original term:
Loan principal balance (in Dollars)	$ 59
Weighted average interest rate	4.38%
Weighted average remaining term	305 months
Number of loans	2